     As filed with the Securities and Exchange Commission on July 28, 1998 File No. 333-____
File No. 811-____

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                  Pre-Effective Amendment No. ____                           [ ]

                  Post-Effective Amendment No. ____                          [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                        Amendment No.                                        [ ]


                             INVESTORS CAPITAL FUNDS
               (Exact Name of Registrant as Specified on Charter)

                                230 Broadway East
                                    Suite 203
                       Lynnfield, Massachusetts 01940-2320
                    (Address of Principal Executive Offices)

                                 (800) 949-1422
                         (Registrant's Telephone Number)

                         Theodore E. Charles, President
                             Investors Capital Funds
                                230 Broadway East
                                    Suite 203
                       Lynnfield, Massachusetts 01940-2320

                     (Name and Address of Agent for Service)

Copies to:
Van P. Carter, Esq.                             Carolyn F. Mead, Esq.
Doepken Keevican & Weiss                        First Data Investor
58th Floor                                        Services Group, Inc.
USX Tower                                       3200 Horizon Drive
600 Grant Street                                King of Prussia, PA
Pittsburgh, PA 15219                            19406-0903

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest of Investors Capital Funds.

Registrant will file a notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, within ninety days after its fiscal year end.

Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that such Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended, or until such Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                             Investors Capital Funds

                         Investors Capital Internet Fund
                          Investors Capital Twenty Fund


                                   PROSPECTUS


                                October __, 1999





















  The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUNDS
         Investors Capital Internet Fund
         Investors Capital Twenty Fund

MANAGEMENT OF THE FUNDS

YOUR ACCOUNT
         Buying Shares
         Selling Your Shares
         Additional Information on Buying and Selling Fund Shares

DIVIDENDS, DISTRIBUTIONS AND TAXES

OTHER INVESTMENT STRATEGIES AND RISKS

ADDITIONAL INFORMATION

INVESTORS CAPITAL INTERNET FUND

FUND INVESTMENT OBJECTIVES
The Fund seeks long term growth of capital through investment in a non-diversified portfolio of Internet and Internet-related company common stocks.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its total assets in the equity securities of domestic and foreign companies engaged in Internet or Internet-related businesses.

The Internet is a global matrix of computer networks that enables commercial and professional organizations, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

The advisor generally will select portfolio securities from the following groups:

         INTERNET ACCESS PROVIDERS: Companies that provide users with access to the Internet.

         SOFTWARE DEVELOPERS: Companies that develop software tools to access the Internet, facilitate information gathering and distribution and process Internet-based transactions.

         HARDWARE MANUFACTURERS: Companies that develop and manufacture communication equipment, such as modems, switches and routers, used to facilitate access to the Internet, and those that develop and manufacture workstations and Personal Communications Systems used to facilitate access to, and process data across, the Internet and to provide Internet services.

         CONTENT DEVELOPERS: Companies that supply information and entertainment content, such as games, music, advertisements and video on the Internet.

         PUBLISHING COMPANIES: Companies that provide information about the Internet through the publication of books, magazines and newspapers, either on the Internet or in traditional print format.

         E-COMMERCE RETAILERS: Companies that conduct a significant portion of their business through e-commerce retailing operations or companies that are developing or participating in Internet distribution channels.

         OTHER INTERNET COMPANIES: Companies that derive at least a portion of revenues from Internet-related operations.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political, foreign or other conditions, the Fund may invest up to 100% of its assets in U.S. short-term money-market instruments as a temporary defensive measure. The Fund may also invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term money-market instruments include:

         o Commercial paper;
         o Certificates of deposit, demand and time deposits and banker's acceptances;
         o U.S. government securities; and
         o Repurchase agreements.

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its stated investment objective.

PRINCIPAL RISKS
Investing in common stock has inherent risks, which could cause you to lose money. Some of the risks of investing in this Fund are listed below and could adversely affect the Fund's net asset value and total return.

         STOCK MARKET RISKS: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

         STOCK SELECTION RISKS: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value.

         LIQUIDITY RISKS: The advisor may not be able to sell stocks at an optimal time or price.

         INTERNET SPECIFIC RISKS: Internet and Internet-related companies are generally subject to a more rapid rate of change in technology than other industries. In addition, many products and services of companies engaged in the Internet and Internet-related operations are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances.

         INDUSTRY CONCENTRATION: The Fund invests primarily in Internet and Internet-related companies and this concentration may make the Fund more susceptible to certain risks of that industry than a fund that invests in a wide range of industry sectors.

         SMALL OR NEW COMPANIES: The Fund invests a portion of its assets in the securities of small or newly public companies that may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, less depth of management or a limited trading market for its stock.

         TECHNOLOGY-RELATED COMPANIES: The value of companies involved in computers and communication may be vulnerable to the risk of obsolescence due to technological advances.

         FOREIGN SECURITIES: Foreign securities are subject to special risks, including more limited liquidity; fluctuations in currency exchange rates; higher brokerage, custodial and other fees; possible delays in the settlement of transactions; and possible seizure or nationalization of the company or its assets.

         MANAGEMENT: The advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. The advisor has no previous experience managing a retail mutual fund.

SUITABILITY
The Fund may be appropriate for investors who seek a high level of capital appreciation and who are willing to accept a significant degree of volatility and risk. Investors who are seeking current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

Because the Fund concentrates its investments in a single industry (the Internet), its shares do not represent a complete investment program and the value of the Fund's shares may fluctuate more than other funds' shares that are invested in a broader range of industries.

PAST FUND PERFORMANCE
Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a mutual fund's returns have varied over time. The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a Bar Chart and Performance Table will be included in the prospectus. The Fund's annual returns will also be compared to the returns of a benchmark index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could expect to pay as an investor in the Fund. SHAREHOLDER FEES are one-time expenses paid directly from your investment. ANNUAL FUND OPERATING EXPENSES come out of Fund assets and are reflected in the Fund's total return.

                                          CLASS A SHARES          CLASS C SHARES
                                          --------------          --------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum front-end sales charge (load) -
  % of offering price                          5.75%                    None
Redemption Fee(1)                              1.00%                   1.50%

ANNUAL FUND OPERATING EXPENSES:
(expenses deducted from fund assets)
Management Fees                                1.50%                   1.50%
Distribution and Service (12b-1) fees(2)       0.25%                   1.00%
Other Expenses(3)                              1.25%                   1.25%
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING
EXPENSES                                       3.00%                   3.75%

(1) The 1.00% redemption fee for Class A Shares applies only to redemptions in the first year. The 1.50% redemption fee on Class C shares applies only to redemptions in the first 18 months. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

(2) Includes an annual service fee of 0.25% of the Class A Share's average daily net assets, and an annual distribution fee of 0.75% and an annual service fee of 0.25 % of the Class C Share's average daily net assets.

(3) "Other Expenses" are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

         o you invest $10,000 in the Fund for the time periods indicated;
         o you redeem all of your shares at the end of each time period;
         o your investment has a 5% return each year;
         o all distributions are reinvested; and
         o the Funds' operating expenses remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                                    1 year             3 years
--------------------------------------------------------------------------------
Class A                                             $957               $1,449
Class C                                             $529               $1,146

You would pay the following expenses if you did not redeem your shares:

                                                    1 year             3 years
--------------------------------------------------------------------------------
Class A                                             $861               $1,449
Class C                                             $377               $1,146

INVESTORS CAPITAL TWENTY FUND

FUND INVESTMENT OBJECTIVES
The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a core group of 20-30 common stocks.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund will invest in common stocks of any size, which may include smaller emerging companies. The Fund will generally concentrate its investments in a select group of 20-30 common stocks, emphasizing companies in the technology sector and various consumer sectors, including personal care products, pharmaceuticals and food products. The Fund may invest without limit in foreign securities.

The advisor selects stocks by looking for companies with strong earnings growth potential that have not been recognized in the overall market. Special emphasis will be placed on mid cap and large cap companies that the advisor believes demonstrate:

         o Financial stability
         o Relative market value
         o Strong earnings growth potential
         o Dominant or strong market position
         o Outstanding leadership.

Current income is not an important consideration in selecting the Fund's investments. If the advisor is unable to find investments that have the desired potential, a significant portion of the Fund's assets may be invested in cash or similar investments.

TEMPORARY INVESTMENTS
To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money-market instruments as a temporary defensive measure. The Fund may also invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money-market instruments include:

         o Commercial paper
         o Certificates of deposit, demand and time deposits and banker's acceptances
         o U.S. government securities
         o Repurchase agreements.

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

PRINCIPAL RISKS
There are risks involved with any investment, but the risks associated with an investment in the Fund include:

         STOCK MARKET RISKS: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

         STOCK SELECTION RISKS: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value.

         SMALL OR NEW COMPANIES. The Fund may invest in the securities of small or newly public companies that may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, less depth of management or a limited trading market for its stock.

         TECHNOLOGY-RELATED COMPANIES: The value of companies involved in computers and communication may be vulnerable to the risk of obsolescence due to technological advances.

         FOREIGN SECURITIES. Foreign securities are subject to special risks, including more limited liquidity; fluctuations in currency exchange rates; higher brokerage, custodial fees and other fees; possible delays in settlement of transactions; and possible seizure, expropriation or nationalization of the company or its assets.

         MANAGEMENT. The advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. The advisor has no previous experience managing a retail mutual fund.

SUITABILITY
The Fund may be appropriate for investors who seek a high level of capital appreciation and who are able to accept short-term fluctuations in return for the potential of greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

PAST FUND PERFORMANCE
Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a mutual fund's returns have varied over time. The Fund is recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a Bar Chart and Performance Table will be included in the prospectus. The Fund's annual returns will also be compared to the returns of a benchmark index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you could expect to pay as an investor in the Fund. SHAREHOLDER FEES are one-time expenses paid directly from your investment. ANNUAL FUND OPERATING EXPENSES come out of Fund assets and are reflected in the Fund's total return.

                                          CLASS A SHARES          CLASS C SHARES
                                          --------------          --------------
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum front-end sales charge (load) -
  % of offering price                         5.75%                    None
Redemption Fee(1)                             1.00%                    1.50%

ANNUAL FUND OPERATING EXPENSES:
(expenses deducted from fund assets)
Management Fees                               1.50%                   1.50%
Distribution and Service (12b-1) fees(2)      0.25%                   1.00%
Other Expenses(3)                             1.25%                   1.25%
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING
EXPENSES                                      3.00%                   3.75%

(1) The 1.00% redemption fee for Class A Shares applies only to redemptions in the first year. The 1.50% redemption fee on Class C shares applies only to redemptions in the first 18 months. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

(2) Includes an annual service fee of 0.25% of the Class A Share's average daily net assets, and an annual distribution fee of 0.75% and an annual service fee of 0.25 % of the Class C Share's average daily net assets.

(3) "Other Expenses" are based on the estimated expenses that the Fund expects to incur in its initial fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
         o you invest $10,000 in the Fund for the time periods indicated;
         o you redeem all of your shares at the end of each time period;
         o your investment has a 5% return each year;
         o all distributions are reinvested; and
         o the Fund's operating expenses remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                                    1 year             3 years
--------------------------------------------------------------------------------
Class A                                             $957               $1,449
Class C                                             $529               $1,146

You would pay the following expenses if you did not redeem your shares:

                                                    1 year             3 years
--------------------------------------------------------------------------------
Class A                                             $861               $1,449
Class C                                             $377               $1,146

 MANAGEMENT OF THE FUNDS The Funds' investment advisor is:

                                    Eastern Point Advisors, Inc.
                                    230 Broadway East
                                    Lynnfield, Massachusetts 01940-2320

The advisor is responsible for the selection, purchasing, monitoring and sale of the securities in each Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Funds.

Eastern Point Advisors, Inc. was founded in 1995. In addition to the Funds, the advisor manages private accounts, consisting primarily of individual accounts. As of June 30, 1999, the advisor had approximately $100 million of assets under management.

PORTFOLIO MANAGEMENT
Frederick F. Sears serves as the portfolio manager for each of the Funds. Mr. Sears graduated from Boston University in 1990 with a Bachelor of Arts degree in English and subsequently participated in Boston University's Masters of Business Administration program. From 1994 to 1995, Mr. Sears researched and analyzed companies for Boston-based FinNet, a financial services firm. From 1995 until 1998, Mr. Sears researched and analyzed companies for Boston-based Culverwell & Company, a broker-dealer and investment banker specializing in small and micro-cap securities. He is also the founder (1999) and General Partner of Clermont Capital and the Clermont Fund, a United States-based long/short hedge fund specializing in growth stocks. The Clermont Fund is designed specifically for wealthy individuals or institutional clients.

MANAGEMENT FEES
The Funds pay the advisor a monthly fee for providing investment advisory services. After taking into account fee waivers, the Funds pay the following investment advisory fees to the advisor:

                                                        Fees as a % of
Fund                                                    average daily net assets
----                                                    ------------------------
Investors Capital Internet Fund                                     %
Investors Capital Twenty Fund                                       %

The fees paid to the advisor reflect a voluntary undertaking to waive and/or reimburse fees so that total operating expenses do not exceed the following:

         o 5.00% for the Investors Capital Internet Fund
         o 5.00% for the Investors Capital Twenty Fund

The advisor has the right to terminate the fee waiver at any time with 60 day's notice. Any waiver or reimbursement by the advisor is subject to repayment by the Funds within the following three years if the Funds are able to make the repayment without exceeding their current expense limits.

YEAR 2000 COMPLIANCE
The advisor is taking steps that it believes are reasonably designed to address Year 2000 compliance issues with respect to its computer systems. The Funds' other major service providers have informed the advisor that they have taken comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

YOUR ACCOUNT

INVESTING IN THE FUNDS
Each Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A SHARES

Class A shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A shares decreases with the amount you invest and is included in the offering price.

--------------------------------------------------------------------------------
                                                            Sales charge as % of
                                  Sales charge as % of      amount invested
Amount invested                   offering price            in each Fund
---------------                   --------------            ------------
less than $50,000                         5.75%
$50,000 but less than $100,000            4.75%
$100,000 but less than $500,000           3.75%
$500,000 but less than $1,000,000         2.75%
$1,000,000 or more                        1.00%
--------------------------------------------------------------------------------

Under certain circumstances, the sales charge for Class A shares may be waived. Please see the Statement of Additional Information.

Class A shares are also subject to an annual 12b-1 fee of 0.25% of average daily net assets, which is lower than the 12b-1 fee for the Class C shares.

WAYS TO REDUCE SALES CHARGES
Investors can reduce or eliminate sales charges on Class A shares under certain conditions:

COMBINED PURCHASES
Purchase made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

RIGHT OF ACCUMULATION
If you already hold Class A shares of a Fund, the sales charge rate on additional purchases can be based on your total Class A shares in the Fund.

LETTER OF INTENT
This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

COMBINATION PRIVILEGE
You can use the combined total of Class A shares of the Funds for the purpose of calculating the sales charge.

PLEASE NOTE:
YOU MUST ADVISE YOUR DEALER, THE TRANSFER AGENT OR THE FUND IF YOU QUALIFY FOR A REDUCTION AND/OR WAIVER IN SALES CHARGES.

CLASS C SHARES

o Class C shares have no up-front sales charge, so that the full amount of your purchase is invested in the Funds.

o Class C shares are subject to an annual 12b-1 fee of 1%, of which 0.25% are service fees paid to the distributor, dealers or others for providing personal services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

Each Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING SHARES
You can purchase shares of the Funds through broker-dealers or directly through the advisor. You may buy shares in either Fund with an initial investment of $250 or more. Additional investments may be made for as little as $50. The Funds have the right to waive the minimum investment requirements for employees of the Funds' investment advisor and its affiliates. The Funds also have the right to reject any purchase order.

Purchase Price.
The price of the Fund's shares is based on the Net Asset Value (NAV). The Funds calculate NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund (assets-liabilities/# of shares =
NAV). Each Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time.

TO BUY SHARES:

                           INITIAL INVESTMENT                                 SUBSEQUENT INVESTMENTS
By Mail        o  Complete and sign the account                     o  Make your check payable to the
                  registration.                                         Fund in which you wish to invest.
               o  Make your check payable to the Fund in            o  Fill out an investment slip from an
                  which you wish to invest.                            account statement, include your name and
               o  Mail the application and your check to:              account number.  Mail to:
                  FIRST DATA INVESTOR SERVICES
                  GROUP, INC.                                          FIRST DATA INVESTOR SERVICES GROUP, INC.
                  211 SOUTH GULPH ROAD                                 211 SOUTH GULPH ROAD
                  P.O. BOX 61767                                       P.O. BOX 61767
                  KING OF PRUSSIA, PA 19406                            KING OF PRUSSIA, PA 19406
               o  Minimum Initial Investment is $250.               o  Minimum subsequent investment for all
                                                                       accounts is $50.

By Wire        o  Call (800) 000-0000 to arrange for a wire         o  Call (800) 000-0000 to arrange for a
                  purchase.  For same day purchase, the wire           wire purchase.  For same day purchase, the
                  must be received by 4:00 p.m. Eastern time.          wire must be received by 4:00 p.m. Eastern
               o  Wire federal funds to:                               time.
                  BOSTON SAFE DEPOSIT &TRUST                        o  Wire federal funds to:
                  ABA #011001234                                       BOSTON SAFE DEPOSIT &TRUST
                  CREDIT: (INSERT NAME OF YOUR FUND)                   ABA #011001234
                  ACCT. #:                                             CREDIT: (INSERT NAME OF YOUR FUND)
                  FBO:  (INSERT YOUR NAME AND                          ACCT. #:
                  ACCOUNT NUMBER.)                                     FBO:  (INSERT YOUR NAME AND
               o  Mail completed account registration to               ACCOUNT NUMBER.)
                  the address above.                                o  Note: Your bank may charge a wire fee.
               o  Note: Your bank may charge a wire fee.

By Exchange    o  You may open an account by making an              o  You may add to an existing account by
                  exchange from an existing account.  Exchanges        making an exchange from an existing
                  can be made by mail, fax or telephone.  Call         account.  Exchanges can be made by mail, fax
                  (800) 000-0000 for help.                             or telephone.  Call (800) 000-0000 for help.
               o  Note:  No fee or charge will apply, but           o  Completed authorization form must be on
                  there may be a capital gain or loss.                 file in advance.
               o  Exchanges are permitted only between the          o  Note:  No fee or charge will apply, but
                  same classes of shares.                              there may be a capital gain or loss.
                                                                    o  Exchanges are permitted only between the
                                                                       same classes of shares.

By Automatic   o  You must open a regular Fund account with         o  Call (800) 000-0000 to request the form.
Investment        $250 minimum prior to participating in this       o  Complete and return the form and any
Plan              plan.                                                other required materials.

Banks, brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Funds.

The Funds may accept telephone orders. Unless you decline telephone privileges on your account application, you may be responsible for any fraudulent telephone orders as long as the Funds take reasonable measures to verify the orders.

Retirement Accounts
-------------------
Shares of the Funds are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. Accounts established under such plans must have all dividends reinvested in the Funds. For more information about these plans or for an IRA application, please call 800-000-0000.

SELLING YOUR SHARES
You may sell or "redeem" your shares on any day the NYSE is open, either directly through the advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives and accepts your redemption request.

Selling Recently Purchased Shares
---------------------------------
The Funds will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 15 business days to allow the purchase check to clear.

Signature Guarantees
--------------------
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.

TO SELL SHARES:

By Mail        o  Submit a written request for redemption with:
                  |X|  The Fund's name;
                  |X|  Your Fund account number;
                  |X|  The dollar amount or number of shares or percentage of
                       the account to be redeemed; and
                  |X|  Signatures of all persons required to sign for
                       transactions, exactly as the shares are registered.
               o  Mail your request to:
                  First Data Investor Services Group, Inc.
                  211 South Gulf Road
                  P.O. Box 61767
                  King of Prussia, PA 19406
               o  A check will be mailed to the name
                  and address in which the account is
                  registered.

By Wire        o This option must be elected either in the initial application or subsequently in writing.
               o  Call (800) 000-0000.
               o  Wire redemption requests must be received before 4:00 p.m. for money to be wired the next business day.
               o  There is a $___ charge for redemptions under $10,000 made by wire.

By Telephone   o  This service must be elected in advance, either in the initial application or subsequently in writing.
               o  Call (800) 000-0000 with your request.
               o  The Fund will use reasonable
                  procedures to confirm that the
                  request is genuine.
               o  Written confirmation will be provided.

By Systematic  o  Complete the appropriate section on the Account Registration
Withdrawal        or call (800) 000-0000 to request a form to add the plan.
Plan           o  To participate, you must own or purchase shares with a value of at least $10,000.
               o  Withdrawals can be monthly,
                  quarterly, semi-annually or
                  annually. The minimum amount is
                  $100. Redemption fees will not be
                  charged under this plan.

PLEASE NOTE THAT IF YOU USE A BROKER-DEALER OR FINANCIAL INSTITUTION TO ASSIST YOU IN ANY OF THESE TRANSACTIONS, THEY MAY CHARGE A FEE FOR THIS SERVICE THAT WOULD NOT BE CHARGED BY THE FUNDS.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

General Policies
----------------
The Funds reserve the right to:

         o reject any purchase order when the Funds determine that it is not in the best interest of the Funds or their shareholders to accept such order. The Funds will not permit market-timing or other abusive trading practices in the Funds;
         o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets);
         o refuse purchase or exchange requests in excess of 1% of the Fund's total assets;
         o change the minimum investment amounts;
         o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear;
         o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Timing of Purchase or Sale Requests
-----------------------------------
All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Determination of NAV
--------------------
The NAV for the Funds is calculated at the close of regular trading hours of the NYSE, which is normally 4:00 p.m. Eastern time. Each Fund calculates NAV by adding up the total value of the Fund's investments and other assets, subtracting liabilities, and then dividing that figure by the number of the Fund's outstanding shares. The Fund's investments are valued based on market value, or where market quotations are not available, on fair value as determined in good faith by the Board of Trustees.

Redemption Policies
-------------------
Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Funds' shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

Redemption Fees
---------------
To discourage short-term trading, purchases of Class A shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Class C shares are subject to a 1.50% redemption fee on shares redeemed within 18 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions.

Minimum Balances
----------------
The Funds may redeem your remaining shares at net asset value if the balance of your account falls below $250 due to redemptions. The Fund will notify you if your balance has fallen below $250 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Exchange Privileges
-------------------
You may exchange all or part of your shares for shares of the same class in the other Fund without paying a sales charge at the time of the exchange. Exchanges are made based on the net asset value per share of each Fund at the time of the exchange. You will not pay sales charges on shares acquired through reinvestment of dividends. Exchanges are subject to the minimum investment requirements. You may exchange shares by mail or telephone if authorized on the account registration form. Telephone exchanges may be difficult to implement in times of drastic economic or market changes. The Funds have the right to limit exchanges to four times a year.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Mailings to Shareholders
------------------------
The Funds mail quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Funds will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-000-0000.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds generally pay dividends and distributions of virtually all of their net investment income and net realized capital gains at least once a year.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on how long the Fund held the security, regardless of how long you have held your shares. If the gain is on a security held by the Fund one year or less, it is considered short term; a gain on a security held more than one year by the Fund is considered long term.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you elect to receive them by check on the account application. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plans. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from a Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

You will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. You will also receive information showing which portion of the distributions is not taxable in certain states.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

OTHER INVESTMENT STRATEGIES AND RISKS
The Funds' main investment strategies are set out in the front of the prospectus. The Funds may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Funds' Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-000-00000.

Other Potential Risks
---------------------
Each Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Funds may enter into interest rate, currency and swap agreements, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

Defensive Investing
-------------------
The Funds may occasionally take temporary defensive positions that are inconsistent with each Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Funds may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When a Fund takes a temporary investment position, it may not achieve its investment goals.

ADDITIONAL INFORMATION

For investors who want more information about the Funds, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You can get free copies of the SAI, request other information and ask questions about the Funds by contacting:

                                    Investors Capital Funds
                                    230 Broadway East
                                    Suite 203
                                    Lynnfield, MA   01940-2320
                                    Telephone:  (800) 000-0000
                                    E-mail:
                                    Internet address:

You can review the Funds' SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). For paper copies, write or call the Public Reference Room of the SEC, Washington, D.C. 20549-6009.

Telephone: 800-SEC-0330. Note: The SEC charges a duplicating fee for paper copies.

You may also download a copy of this document from the SEC's Internet website for no charge at http://www.sec.gov.







The Trust's SEC File No. is  ________

                             INVESTORS CAPITAL FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                         INVESTORS CAPITAL INTERNET FUND
                          INVESTORS CAPITAL TWENTY FUND

                                October___, 1999



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Investors Capital Funds' prospectus dated October , 1999, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the Distributor at the phone number or address below.


                              PRINCIPAL DISTRIBUTOR

                          Investors Capital Corporation
                                230 Broadway East
                                    Suite 203
                         Lynnfield, Massachusetts 01940
                                 (800) 949-1422

                                TABLE OF CONTENTS

                                                                            PAGE

Investors Capital Funds                                                     1

Investment Strategies and Related Risks                                     1

Other Investment Practices and Risks                                        8

Investment Restrictions                                                     10

Management of the Trust                                                     11

Investment Management and Other Services                                    13

Description of Trust's Shares                                               16

Brokerage                                                                   17

Purchase, Redemption and Pricing of Shares                                  17

Net Asset Value                                                             20

Taxes                                                                       21

Determination of Performance                                                24

Financial Statements                                                        24

Appendix A - Description of Securities Ratings                              A-1

                             INVESTORS CAPITAL FUNDS

Investors Capital Funds (the "Trust"), 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999.

The Trust offers shares of beneficial interest (the "shares") in the Investors Capital Internet Fund and Investors Capital Twenty Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a separate portfolio of investments with its own investment objective and offers two classes of shares: Class A shares and Class C shares (referred to individually as a "class" and collectively as the "classes").

                     INVESTMENT STRATEGIES AND RELATED RISKS

The prospectus describes the fundamental investment objectives and certain restrictions applicable to the Funds. The following supplements the information found in the prospectus concerning the investment policies of the Trust. The investment practices described below, except for the discussion on portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without shareholder approval.

INTERNET AND INTERNET-RELATED COMPANIES. The Investors Capital Internet Fund will invest in Internet and Internet-related companies, as defined in the Prospectus, and will therefore be subject to risks in addition to those that apply to the general equity and debt markets. Some events may disproportionately affect the Internet-related sector as a whole or a particular industry in this sector. Accordingly, this Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry.

In addition, some Internet-related companies are subject to governmental regulation, which may limit their activities and may affect their ability to earn a profit from a given line of business. Some Internet-related businesses are subject to intense competitive pressures, including market share and price competition.

COMMON STOCK. The Funds will generally invest in common stocks. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, common stock prices are often volatile in the short-term and can be influenced by general market risk and specific corporate risks.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities may be bonds, preferred stock or other securities that pay a fixed rate of interest or dividends, but offer the owner the option of converting the security into common stock. The value of convertible securities will change based on the price of the underlying common stock. Convertible securities generally pay less interest or dividend income than similar non-convertible securities, but a non-convertible security's income provides a cushion against the stock's price declines.

SMALL CAPITALIZATION COMPANIES. The Funds may invest in companies with market capitalizations of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges, and the frequency and volume of their trading are often substantially less than for securities of larger companies.

FOREIGN SECURITIES. Each Fund may invest directly in foreign securities or indirectly in foreign securities through American Depository Receipts and European Depository Receipts ("ADRs" and "EDRs"). For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. Generally, there is a large, liquid market in the United States for most ADRs. Each Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Funds will not invest in unsponsored ADRs and EDRs.

RISKS OF FOREIGN SECURITIES. Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Additionally, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, foreign taxation, limitations on the removal of assets of a Fund from a country, political or social instability, or diplomatic developments.

If a Fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders.

RESTRICTED SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and which are subject to restrictions on transfer. Each Fund will limit investments in restricted securities to no more than 15% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Funds' Board of Trustees.

RULE 144A SECURITIES. Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities may be classified as "illiquid securities", however, any such security will not be considered illiquid if it is determined by the Advisor, under guidelines approved by the Funds' Board of Trustees, that an adequate market exists for that security. This investment practice could have the effect of raising the level of illiquidity in a Fund during any period in which qualified institutional buyers are not interested in purchasing these restricted securities.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities generally include securities that cannot be sold within seven business days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Repurchase agreements with maturities in excess of seven business days and securities that are not registered under the 1933 Act, but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

WHEN-ISSUED SECURITIES. The Funds may invest in securities prior to their date of issue. These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

FIXED-INCOME SECURITIES. Each Fund may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.

CREDIT RATINGS. When investing in fixed income securities, the Funds will purchase only those securities rated at the time of purchase within the four highest grades assigned by Standard & Poor's Rating Group ("S&P") (AAA,AA,A,BB) or Moody's Investor's Service, Inc. (Moody's) (Aaa, Aa, A, Baa)

Generally, the ratings of Moody's and S&P represent the opinions of these agencies as to the credit quality of the securities, which they rate. These ratings are subjective and are not absolute standards of quality. Changes in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will affect the value of the security.

See Appendix A attached to this Statement of Additional Information for a description of the rating categories. A Fund may invest in eligible unrated securities, which, in the opinion of the Advisor, offer comparable risks to permissible rated securities. A security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund after purchase. Neither of these events will necessarily require the Fund to sell the securities.

Fixed-Income investments bear certain risks, including Credit Risk, or the ability of an issuer to pay interest and principal as they become due. Generally, lower quality, higher yielding bonds are subject to more credit risk than higher quality, lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Advisor may have to reinvest in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, a Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date.

Repurchase agreements involve some credit risk. For example, if a seller defaults, a fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. To minimize risk, collateral must be held with the Funds' custodian at least equal to the repurchase price, including any accrued interest.

DERIVATIVES. The Funds may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Funds' transactions in derivative instruments may include the purchase and writing of options on securities.

WRITING COVERED OPTIONS. A call option on securities obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the option's expiration date. A put option on securities obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the option's expiration date. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Funds are covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to a Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.

A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the other party to the option. These purchases are referred to as "closing purchase transactions."

PURCHASING OPTIONS. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option enables a fund to purchase specified securities at a set price during the option period, in return for the premium paid. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option enables a fund to sell specified securities at a specified price during the option period, in exchange for the premium paid. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's portfolio securities. Put options may also be purchased for the purpose of benefiting from a decline in the price of securities, which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by compensating changes in the value of the fund's portfolio securities.

RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. The success of transactions in derivative instruments depends on the Advisor's judgment as to their potential risks and rewards. Use of derivatives exposes a fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument.

                      OTHER INVESTMENT PRACTICES AND RISKS

LENDING PORTFOLIO SECURITIES. The Funds may lend their portfolio securities. These loans are secured by the delivery to a Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Funds may make loans only to broker-dealers who are members of the New York Stock Exchange
(NYSE), or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if a Fund can terminate the loan at any time.

When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a Fund may incur a loss or, in the event of a borrower's bankruptcy, may be prevented from or delayed in, liquidating the collateral.

REVERSE REPURCHASE AGREEMENTS. The Funds may enter reverse repurchase agreements under which a Fund sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. The Fund continues to receive principal and interest payments on these securities. The Funds will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by a fund may decline below the price of the securities the fund is obligated to repurchase. Reverse repurchase agreements are borrowings by a fund and are subject to its investment restrictions on borrowing.

NON-DIVERSIFICATION. The Funds are classified as "non-diversified" under the 1940 Act. Non-diversification means that the proportion of a fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since they may invest a larger proportion of their assets in a single issuer, an investment in these Funds may be subject to greater fluctuations in value than an investment in a diversified fund.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

Under certain market conditions, the Internet Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund may engage in short-term trading (purchase and sale of security in a relatively brief period of time) in response to stock market conditions or changes in economic trends and developments. Although the Internet Fund's annual portfolio turnover rate cannot be accurately predicted, it is estimated this rate will not exceed approximately 200% for the current fiscal year. The fact that the Internet Fund's turnover rate may be higher than that of other mutual funds may be dictated by the nature of the industry in which it is investing. Historically, stock in Internet and Internet-related companies has experienced significant fluctuations in price within short periods of time. As such, in order to achieve the Internet Fund's stated objective, it may be necessary to buy and sell portfolio securities within shorter than normal time periods.

The Investors Capital Twenty Fund is not expected to have a portfolio turnover rate higher than that of other mutual funds with a similar objective. Although the Fund's annual portfolio turnover rate cannot be accurately predicted, it is estimated this rate will not exceed approximately 150% for the current fiscal year.

High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Funds' shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns, and other transactions costs incurred. The Advisor takes these costs into account, since they affect the Funds' overall investment performance and reduce shareholders' return.

TEMPORARY INVESTMENTS. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including, but not limited to, short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements.

OTHER INVESTMENTS. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Funds to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the funds.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS. The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Fund's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of a fund's outstanding shares present at a meeting, if the holders of more than 50% of the funds outstanding shares are present in person or represented by proxy, or (2) more than 50% of such funds outstanding shares. Except as otherwise stated in the prospectus, each Fund may not:

1. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act when selling its own portfolio securities.

3. Purchase, sell or invest in real estate, real estate investment trust securities, real estate limited partnership interests, but the Funds may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

4. Invest in commodities or commodity futures contracts, or invest in oil, gas or other mineral leases, or exploration or development programs, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, and currencies.

5. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

6. Invest in the securities of any one industry, (except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities) if as a result more than 25% of the Fund's total assets would be invested in the securities of such industry. This does not apply to the Investors Capital Internet Fund, which will generally be at least 80% invested in securities of Internet and Internet-related companies.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions may be modified by the Trustees without shareholder approval. Each Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be sold in seven business days at a price approximately equal to the price at which the Fund is valuing the security. Restricted securities and repurchase agreements with maturities in excess of seven business days are subject to this 15% limitation.

2. Invest in other open-end investment companies except to the extent allowed in the 1940 Act. Under the 1940 Act, funds may acquire securities of other investment companies if, immediately after the acquisition, the fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the fund's total assets in any other investment company, or (3) securities issued by such other investment companies having an aggregate value in excess of 10% of the value of the fund's total assets.

3. Invest in a company for the purpose of exercising control or management of the company.

4. Write or purchase options in excess of 5% of the value of the Fund's total net assets.

5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Funds may engage in short sales against the box for tax strategy purposes.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST. The direction and supervision of the Trust is the responsibility of the Board of Trustees. The Trustees have been elected by the shareholders of the Trust. The Board establishes each Fund's policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds. The Board also reviews the various services provided by the Advisor and the administrator to ensure that each Fund's general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below:

                                                           Principal Occupation
Name, Age, Address          Position with the Trust        During Past 5 Years
------------------          -----------------------        -------------------

                            TO BE SUPPLIED


*  Interested person of the Trust as that term is defined in the 1940 Act.


COMPENSATION OF TRUSTEES AND OFFICERS. Trustees and officers affiliated with the Distributor or the Advisor are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Distributor, as defined in the 1940 Act, receives an annual retainer of $___ , payable in equal installments at the end of each quarter, and $____ per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

The following table sets forth the compensation expected to be paid by the Trust to the non-interested Trustees during the Funds' fiscal year ending ________, 2000.

                            Total Compensation        Total Compensation from
Name and Position           from the Trust            the Trust and Fund Complex
-----------------           --------------            --------------------------

                            TO BE SUPPLIED

The Trust does not compensate the Trustees and officers affiliated with the Advisor for their services. The Funds do not have any retirement plan for their Trustees.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. As of __________, 1999, there were no control persons or principal holders of securities of either of the Funds. Control persons are those that own beneficially more than 25% of a fund's outstanding shares. Principal holders are persons that own beneficially 5% or more of a fund's outstanding shares. On ___________, 1999, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Trust, its series or classes.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISOR. The Funds have employed Eastern Point Advisors, Inc. (the "Advisor") as their investment advisor. As of June 30, 1999, the Advisor managed approximately $100 million of assets, consisting primarily of non-discretionary brokerage accounts. Through his ownership and voting control of more than 25% of the outstanding shares of the Advisor and the Advisor's parent, Investors Capital Holdings, Ltd., Theodore E. Charles is considered to control the Advisor. Investors Capital Holdings, Ltd. is the parent corporation of Investors Capital Corporation, the Funds' distributor.

In addition to managing each Fund's investments consistent with its investment objectives, policies and limitations, the Advisor makes recommendations with respect to other aspects and affairs of the Funds. The Advisor also furnishes the Funds with certain administrative services, office space and equipment. All other expenses incurred in the operation of the fund are borne by the Funds. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, each Fund pays the Advisor a monthly fee at the annual rate of 1.50% of the value of the Fund's average daily net assets. For the Funds' initial fiscal year ending ______, 2000, the Advisor has voluntarily agreed to waive its fees and reimburse expenses so that the Fund's annual operating expenses will not exceed 5.00% for the Investors Capital Internet Fund and 5.00% for the Investors Capital Twenty Fund. The Advisor may terminate this waiver at any time. Any waiver or reimbursement by the Advisor is subject to reimbursement by the Funds within the following three years, to the extent such reimbursement by the Funds would not cause total operating expenses to exceed any current expense limitation. Additionally, the Advisor has agreed to reimburse all expenses incurred in connection with the organization of the Funds, subject to the same recapture provisions described above.

The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the fund or by the Advisor, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

The Funds pay all expenses not assumed by the Advisor, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the Securities and Exchange Commission (the "SEC") and various state securities commissions, taxes, insurance premiums, fees of the Fund's administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of fund shares.

ADMINISTRATOR. First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, PA serves as administrator to the Funds pursuant to a Services Agreement. Under the Services Agreement, the Administrator provides the Funds with office space and personnel to assist the Funds in managing their affairs. The administrator's duties require it to supervise the day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, filings with the SEC and compliance monitoring of its activities. For its services to the Funds, the administrator is paid by the Funds at the following annual percentage of each Fund's average daily net assets:


AVERAGE DAILY  NET ASSETS                 ADMINISTRATION FEE

For amounts up to $50,000,000                    0.15%
$50,000,000 to 100,000,000                       0.10%
Over $100,000,000                                0.05%

These fees are subject to an annual minimum of $55,000.

DISTRIBUTOR. The Advisor, on behalf of the Funds, has entered into a Distribution Agreement with Investors Capital Corporation (the "Distributor"). Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Funds. Shares of the Funds are also sold by selected broker-dealers (the "Selling Brokers") who have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of shares of the Funds, which are continually offered at net asset value next determined, plus any applicable sales charge. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This additional compensation would be calculated as a percentage of Fund shares sold by the firm.

Under the Distribution Agreement, the Trust and the Funds may use the name "Investors Capital" or any name derived from or similar to it only for so long as the Distribution Agreement or any extension, renewal or amendment thereof remains in effect. If the Distribution Agreement is no longer in effect, the Trust and the Funds (to the extent that they lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Advisor.

DISTRIBUTION PLANS. The Trust has adopted distribution plans for the Class A and Class C Shares of each Fund (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans compensate the Distributor for its services and distribution expenses under the Distribution Agreement. The principal services and expenses for which such compensation may be used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under each Plan is submitted to and approved by the Trustees each quarter.

The Plans are subject to annual approval by the Trustees. The Plans are terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class or Fund. Pursuant to each Plan, a new Trustee who is not an interested person (as defined in the 1940 Act) must be nominated by existing Trustees who are not interested persons.

If a Plan is terminated (or not renewed) with respect to any one or more classes or Funds, the Plan may continue in effect with respect to a class or fund as to which it has not been terminated (or has been renewed). Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees. If the Distributor's actual distribution expenditures in a given year are less than the Rule 12b-1 payments it receives from the funds for that year, and no effect is given to previously accumulated distribution expenditures in excess of the Rule 12b-1 payments borne by the Distributor out of its own resources in other years, the difference would be profit to the Distributor for that year.

Because amounts paid pursuant to a Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the Trustees who are not an interested person of the Trust has a financial interest in the operation of any Plan.

The Plans were adopted because of their anticipated benefits to the Funds. These anticipated benefits include: increased promotion and distribution of the Funds' shares, an enhancement in each fund's ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in each fund's positions, and greater flexibility in achieving investment objectives. The costs of any joint distribution activities between the Funds will be allocated between the Fund's in proportion to their net assets.

CUSTODIAN. ___________________________serves as custodian for the Funds. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments.

TRANSFER AGENT AND DIVIDEND PAYING AGENT. First Data Investor Services Group, Inc, 211 S. Gulph Road, King of Prussia, PA 19406, is transfer and dividend paying agent for the Funds.

INDEPENDENT ACCOUNTANTS. Briggs, Bunting & Dougherty, LLP, 2121 Two Logan Square, 18th & Arch Streets, Philadelphia, Pennsylvania 19103-4901 is the independent accountant for the Trust. In addition to reporting annually on the financial statements of the Trust, the accountants assist and consult with the Trust in connection with the preparation of certain filings of the Trust with the SEC.

                        DESCRIPTION OF THE TRUST'S SHARES

The Trust is a business trust organized on July 14, 1999 under Delaware law. The Trustees are responsible for the management and supervision of the Funds. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares only of the Funds described in the prospectus. Additional series may be added in the future. The Trust Instrument also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes.

Each share of a fund represents an equal proportionate interest in the assets belonging to that Fund and has equal dividend rights. When issued, shares are fully paid and non-assessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Funds have no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

                                    BROKERAGE

The Funds intend to place substantially all of their securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Distributor are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Funds will not effect transactions with the Distributor acting as principal for its own account.

The Advisor may also use non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Funds. Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (including brokerage commissions) and execution for orders. Transactions may also be allocated to broker-dealers who provide research. Higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such statistical and economic data and research reports on companies and industries.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Each Fund offers Class A and Class C shares. The Trustees and officers reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Fund's best interest.

INITIAL SALES CHARGES ON CLASS A SHARES. Class A shares are offered at a price equal to their net asset value plus a sales charge which is imposed at the time of purchase. The sales charges applicable to purchases of shares of Class A shares of each Fund are described in the prospectus. Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts. These dealers may be deemed underwriters. Other dealers will receive the following compensation:

Amount Invested                                 Dealer Concession as a %
                                                of Offering Price of
                                                Shares Purchased

Less than $50,000                               5.00%
$50,000 but less than $100,000                  4.00%
$100,000 but less than $500,000                 3.00%
$500,000 but less than $1,000,000               2.00%
$1,000,000 or more                              1.00%


OBTAINING A REDUCED SALES CHARGE FOR CLASS A SHARES. Methods of obtaining a reduced sales charge referred to in the prospectus are described in more detail below.

No sales charge will be imposed on increases in net asset value, dividends or capital gain distributions, or reinvestment of distributions in additional Class A shares.

RIGHTS OF ACCUMULATION (Class A Shares). If you already hold Class A shares, you may qualify for a reduced sales charge on your purchase of additional Class A shares. If the value of the Class A shares you currently hold plus the amount you wish to purchase is $50,000 or more, the sales charge on the Class A shares being purchased will be at the rate applicable to the total aggregate amount. The Distributor's policy is to give investors the lowest commission rate possible under the sales charge structure. However, to take full advantage of rights of accumulation, at the time of placing a purchase order, the investor or his dealer must request the discount and give the Distributor sufficient information to determine and confirm whether the purchase qualifies for the discount. Rights of accumulation may be amended or terminated at any time as to all purchases occurring thereafter.

LETTER OF INTENT (Class A Shares). If you intend to purchase Class A shares valued at $50,000 or more during a 13-month period, you may make the purchases under a Letter of Intent so that the initial Class A shares you purchase qualify for the reduced sales charge applicable to the aggregate amount of your projected purchase. Your initial purchase must be at least 5% of the intended purchase. Purchases made within 90 days before the signing of the Letter of Intent may be included in such total amount and will be valued on the date of the Letter of Intent. The Letter of Intent will not impose a binding obligation to buy or sell shares on either the purchaser or the Fund.

During the period of the Letter of Intent, the transfer agent will hold shares representing 3% of the intended purchase in escrow to provide payment of additional sales charges that may have to be paid if the total amount purchased under the Letter of Intent is reduced. These shares will be released upon completion of the intended investment. If the total Class A shares covered by the Letter of Intent are not purchased, a price adjustment is made, depending upon the actual amount invested within the period covered by the Letter of Intent, by a redemption of sufficient shares held in escrow for the account of the investor. A Letter of Intent can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intent with the same expiration date as the original; and (b) automatically after the end of the period, if the total purchases of Class A shares credited to the Letter of Intent qualify for an additional reduction in the sales charge. For more information concerning the Letter of Intent, see the application form or contact the Distributor.

SALES CHARGE WAIVERS. Under certain conditions, Class A shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor, the Fund's distributor and any of their affiliated companies, and immediate family members of any of these people. Class A shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor; fee-based financial planners acting for the account of their clients; broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and banks and other financial institutions that have entered into agreements with the Funds to provide shareholder services for customers.

CLASS C SHARE PURCHASES. Purchases of Class C shares will be processed at net asset value next determined after receipt of your purchase order. Class C shares are not subject to an initial sales charge, but may pay higher fees than Class A shares. Class C shares are subject to a 1.50% redemption fee for a period of 18 months based upon the anniversary date of purchase.

TERMS OF REDEMPTIONS. The amount of your redemption proceeds will be based on the net asset value per share next computed after the Distributor, the Funds or the transfer agent receives the redemption request in proper form. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the Distributor or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange, or when trading in the markets a Fund normally uses is restricted or an emergency exists, as determined by the SEC, so that disposal of a Fund's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the Commission by order may permit.

Each Fund reserves the right to redeem your account if its value is less than $250 due to redemptions. The affected Fund will give the shareholder 30 days' notice to increase the account value to at least $250. Redemption proceeds will be mailed in accordance with the procedures described above.

REDEMPTIONS-IN-KIND. Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The Funds will value securities distributed in an in-kind redemption at the same value as is used in determining NAV.

REDEMPTION FEES. To discourage short-term trading, purchases of Class A shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Class C shares are subject to a 1.50% redemption fee on shares redeemed within 18 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. Redemption fees are paid to the Funds.

WAIVER OF REDEMPTION FEES. The redemption fee will be waived in the event of redemptions following the death or disability of a shareholder as defined in
Section 72(m)(7) of the Internal Revenue Code, as amended.

REINSTATEMENT PRIVILEGE (CLASS A SHARES)
A shareholder of Class A shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all the redemption proceeds in Class A shares at net asset value, provided that such reinstatement occurs within 120 calendar days after such redemption and the account meets the minimum account size requirement. This privilege may be modified or terminated at any time by the Funds.

In order to use this privilege, the shareholder must clearly indicate by written request to the applicable Fund that the purchase represents a reinvestment of proceeds from previously redeemed Class A shares. If a shareholder realizes a gain on redemption of shares, this gain is taxable for federal income tax purposes even if all of such proceeds are reinvested. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the same Fund, part or all of such loss may not be deductible for such tax purposes. Redemption fees are not reimbursed in the event of using the reinstatement privilege.

THE REINSTATEMENT PRIVILEGE MAY BE USED BY EACH SHAREHOLDER ONLY ONCE, REGARDLESS OF THE NUMBER OF SHARES REDEEMED OR REPURCHASED. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder's interest in a Fund to his or her Individual Retirement Account or other tax-qualified retirement plan account.

                                 NET ASSET VALUE

Each Fund determines its net asset value per share (NAV) each business day at the close of regular trading (currently 4:00 p.m. eastern time) on the New York Stock Exchange (NYSE) by dividing the Fund's net assets by the number of its shares outstanding. If the NYSE closes early, the Funds accelerate the determination of NAV to the closing time. The Funds use the following procedures for purposes of calculating the NAV of Fund shares.

The Funds generally value equity securities traded on a national exchange or the Nasdaq Stock Market at their last sale price on the day of valuation. The Funds generally value equity securities for which no sales are reported on a valuation day, and securities traded over-the-counter, at the last available bid price.

The Funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The Funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

The Funds may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation or market price is not representative of true market value.

The Funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Funds' custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining a Fund's NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Funds may value their assets by a method that the Trustees believe accurately reflects fair value.

On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, a fund's portfolio securities may trade and the NAV of that Fund's shares may be significantly affected on days when a shareholder has no access to that Fund.

                                      TAXES

Below is a discussion of certain U.S. federal income tax issues concerning the funds and the purchase, ownership, and disposition of fund shares. This discussion does not purport to deal with all aspects of federal income taxation relevant to shareholders in light of their particular circumstances. This discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUNDS. The funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If the funds fail to qualify as a regulated investment company, the funds will be subject to U.S. federal income tax.

As a regulated investment company, the funds generally are not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to shareholders. The funds intend to distribute substantially all of such income. Given the investment objectives of the Funds, dividend income will not be substantial.

Amounts not distributed in accordance with certain requirement are subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, each fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The funds intend to avoid application of the excise tax.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the fund in October, November or December of that year with a record date in such a month and paid by the fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the funds to a corporate shareholder, to the extent such dividends are attributable to dividends received by the funds from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by a fund, whether paid in cash or reinvested in fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

DISPOSITIONS. Upon a redemption or sale of shares of the fund, a shareholder may realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

BACKUP WITHHOLDING. The Funds generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability. The Funds, the Distributor or the transfer agent will not be able to recredit the account for any amount withheld.

OTHER TAXATION. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

                          DETERMINATION OF PERFORMANCE

TOTAL RETURN
The funds may quote their performance in terms of total return in communications to shareholders, or in advertising material. Total return is calculated according to the following formula:

                                P (1 + T)n = ERV

Where:

        P = a hypothetical initial payment of $1,000, T = average annual total return, and n = number of years.

In calculating the above, it is assumed that the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and all recurring fees that are charged to all shareholder accounts are included.

Each Fund's performance depends on market conditions, portfolio composition and expenses. Investment yields, current distributions or total returns may differ from past results, and there is no assurance that historical performance will continue.

EFFECTIVE YIELD
Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.

Each Fund's effective yield is computed by compounding the un-annualized base period return by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

              Effective Yield = [(base period return + 1) 365/7] -1

                              FINANCIAL STATEMENTS

REPORTS TO SHAREHOLDERS. Shareholders will receive unaudited semi-annual reports describing the funds' investment operations and annual financial statements audited by independent certified public accountants.

APPENDIX A -- DESCRIPTIONS OF SECURITIES RATINGS

COMMERCIAL PAPER RATINGS.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S): "PRIME-1" and "PRIME-2" are
Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

          1. Quality of management.
          2. Industry strengths and risks.
          3. Vulnerability to business cycles.
          4. Competitive position.
          5. Liquidity measurements.
          6. Debt structures.
          7. Operating trends and access to capital markets.

          Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

          STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL COMPANIES, INC. (S&P): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

          1. Liquidity ratios are adequate to meet cash requirements.
          2. Long-term senior debt is rated A or better.
          3. The issuer has access to at least two additional channels of borrowing.
          4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
          5. Typically, the issuer is in a strong position in a well-established industry or industries.
          6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

BOND RATINGS.

S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

The S&P bond ratings and their meanings are:

"AAA" Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

"AA" Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

"BBB" Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

"BB" Bonds rated "BB" are regarded as less vulnerable in the near term than lower rated obligors. However, they face major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.

"B" Bonds rated "B" are regarded as more vulnerable than obligors rated "BB", but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will impair the obligor's capacity or willingness to meet its financial commitments.

"CCC" An obligor rated "CCC" is currently vulnerable, and is dependent upon favorable business, financial, or economic conditions to meet its financial commitments.

"CC"          An obligor rated "CC" is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from "AA" to "CC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter P indicates a provisional rating which assumes successful completion of a project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, while addressing credit quality after completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA" , "AA", "A", and "BBB ", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

MOODY'S:  The Moody's ratings and their meanings are:

 Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

 A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

 Baa Bonds which are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Ba Bonds which are rated Ba judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

 B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

 Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

 Ca Bonds which are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

 C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. Bonds rated Con. are bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by: (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                             INVESTORS CAPITAL FUNDS

                           PART C - OTHER INFORMATION

Item 23.          Exhibits:

         (a)      Trust Instrument -- filed herewith.

         (a)(1)   Certificate of Trust -- filed herewith.

         (b)      By-Laws -- filed herewith.

         (c) Instruments Defining Rights of Security Holders -- Not applicable

         (d)      Investment Advisory Contract -- to be filed by Amendment.

         (e)      Distribution Agreement -- to be filed by Amendment.

         (f)      Bonus or Profit Sharing Contracts -- None.

         (g)      Custodian Agreement -- to be filed by Amendment.

         (h)      Other Material Contracts
                  a. Services Agreement to provide for Transfer Agency Services, Administration Services, Accounting Services and Custody Administration -- to be filed by Amendment.

         (i)      Legal Opinion -- to be filed by Amendment.

         (j) Consent of Independent Accountants -- to be filed by Amendment.

         (k)      Omitted Financial Statements -- None

         (l)      Initial Capital Agreements -- to be filed by Amendment.

         (m)      Rule 12b-1 Plan -- to be filed by Amendment.

         (n)      Financial Data Schedule -- to be filed by Amendment.

         (o)      Rule 18f-3 Plan -- to be filed by Amendment

Item 24.  Persons Controlled by or under Common Control with Registrant.
          None

Item 25.  Indemnification.
          Trust Instrument (Article IX, Section 2) limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          The Registrant intends to purchase Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26.  Business and Other Connections of the Investment Adviser.
          Eastern Point Advisors, Inc. (the "Advisor"), is a registered investment adviser incorporated on December 4, 1995. The Advisor is primarily engaged in the investment advisory business. The Funds are the only registered investment company to which the Advisor serves as investment adviser. Information as to the officers and directors of the Advisor is included in its Form ADV filed July 14, 1999 with the Securities and Exchange Commission (Registration Number 801-48771) and is incorporated herein by reference.

Item 27.  Principal Underwriters.

          (a) Investors Capital Corporation, 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940 serves as distributor of the shares of the Funds. The distributor currently does not act as principal underwriter for any other registered investment companies. Theodore E. Charles is considered to have a controlling interest in Investors Capital Corporation by virtue of his ___% ownership interest.

          (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Investors Capital Corporation:

          Name and Principal      Positions and Offices    Positions and Offices
          Business Address        with Underwriter         with Registrant
          ----------------        ----------------         ---------------

               .*                 Chairman of the Board,           None
                                  Chief Executive Officer,
                                  and Treasurer

               *                  Director and President           None
               *                         Director                  None

               *                         Director                  None

               .*                        Secretary                 None

               *                  Chief Financial Officer          None
               *                  Vice President of Trading        President

          * All addresses are Investors Capital Corporation, 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940 unless otherwise indicated.

          (c) Investors Capital Corporation. is an affiliated person of the Registrant.

Item 28.  Location of Accounts and Records.
          The accounts, books, or other documents required to be maintained by
          Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Advisor at . Certain records, including records relating to Registrant's shareholders are maintained at the Trust's Administrator, Transfer Agent, and Fund Accounting Agent, First Data Investor Services Group, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Records relating to the physical possession of securities are maintained by the Trust's Custodian, THE BANK OF NEW YORK, 48 WALL STREET, NEW YORK, NEW YORK 10286.

Item 29.  Management Services.  Not Applicable.

Item 30.  Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lynnfield and the Commonwealth of Massachusetts on this 28th day of July, 1999.

                                            INVESTORS CAPITAL FUNDS
                                            (Registrant)

                                            By: Theodore E. Charles*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


            SIGNATURE                        TITLE                    DATE


     Theodore E. Charles*             Initial Trustee              July 28, 1999


     Theodore E. Charles *            President and Principal      July 28, 1999
                                      Executive Officer


     Theodore E. Charles *            Principal Financial and      July 28, 1999
                                      Accounting Officer


By:  Carolyn F. Mead, Esq.,
     as Attorney-in-Fact
     July 28, 1999

                             INVESTORS CAPITAL FUNDS

                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT

         Item No.              Description
         --------              -----------

         99(a)                 Agreement and Declaration of Trust

         99(a)(1)              Certificate of Trust

         99(b)                 By-Laws